Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

	Fair Value Measurements at Reporting Date Using
	Total	Quoted Prices in Active Markets (Level 1)	Quoted Prices in Inactive Markets (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2017:
Cash and cash equivalents	$88,067,647	$88,067,647	$-	$-

As of December 31, 2016:
Cash and cash equivalents	$106,398,919	$106,398,919	$-	$-